Schedule H, Line 4i - Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 27-1560715 001 [Member]
Notes to Financial Statements
Schedule of Assets [Text Block]
INVESTAR HOLDING CORPORATION 401(K) PLAN
EIN: 27-1560715, PN: 001
FORM 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

(a)	(b) Identity of issuer, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current value
*	Principal LargeCap S&P 500 Index SA-Z	Pooled separate accounts	**	$2,171,125
*	Principal SmallCap S&P 600 Index SA-Z	Pooled separate accounts	**	228,711
*	Principal MidCap S&P 400 Index SA-Z	Pooled separate accounts	**	1,171,561
*	Principal Lifetime 2015 Sep Acct-Z	Pooled separate accounts	**	1,448
*	Principal Lifetime 2020 Sep Acct-Z	Pooled separate accounts	**	469,559
*	Principal Lifetime 2025 Sep Acct-Z	Pooled separate accounts	**	2,333,340
*	Principal Lifetime 2030 Sep Acct-Z	Pooled separate accounts	**	2,672,514
*	Principal Lifetime 2035 Sep Acct-Z	Pooled separate accounts	**	3,274,514
*	Principal Lifetime 2040 Sep Acct-Z	Pooled separate accounts	**	3,007,245
*	Principal Lifetime 2045 Sep Acct-Z	Pooled separate accounts	**	2,889,942
*	Principal Lifetime 2050 Sep Acct-Z	Pooled separate accounts	**	2,353,688
*	Principal Lifetime 2055 Sep Acct-Z	Pooled separate accounts	**	1,124,197
*	Principal Lifetime 2060 Sep Acct-Z	Pooled separate accounts	**	461,779
*	Principal Lifetime 2065 Sep Acct-Z	Pooled separate accounts	**	160,792
*	Principal Lifetime 2070 Sep Acct-Z	Pooled separate accounts	**	67,909
*	Principal Lifetime Strategic Income SA-Z	Pooled separate accounts	**	59,439
*	Principal MidCap Growth Sep Acct-Z	Pooled separate accounts	**	149,505
*	Principal LargeCap Growth I SA-Z	Pooled separate accounts	**	509,913
*	Principal Life Insurance Company	Guaranteed investment contract	**	346,749
	Fidelity Advisor High Income Advantage I Fund	Mutual funds	**	131,938
	Vanguard Total Bond Market Index Admiral Fund	Mutual funds	**	82,512
	Dodge & Cox Stock I Fund	Mutual funds	**	382,230
	American Beacon International Equity R5 Fund	Mutual funds	**	224,791
	DFA US Large Cap Value I Fund	Mutual funds	**	153,329
	DFA US Targeted Value I Fund	Mutual funds	**	47,867
	DFA International Small Company I Fund	Mutual funds	**	35,982
	American Funds Growth Fund of America R6 Fund	Mutual funds	**	798,348
	American Funds Euro Pacific Growth R6 Fund	Mutual funds	**	200,526
	American Funds New Perspective R6 Fund	Mutual funds	**	251,801
	Allspring Spec M Cap Val Institutional Fund	Mutual funds	**	62,114
	DFA Inflation Protected Securities I Fund	Mutual funds	**	618,177
	Virtus Seix Total Return Bond I Fund	Mutual funds	**	34,748
	American Funds American Balanced R6 Fund	Mutual funds	**	250,876
	ClearBridge Small Cap Growth IS Fund	Mutual funds	**	93,231
*	Investar Holding Corporation Stock Fund	Employer security	**	3,939,628
	Total investments			30,762,028
*	Notes receivable from participants	Notes receivable bearing interest rates of 4.25% - 9.50% and maturing 02/2026 - 12/2030	—	671,936
	Total net assets			$31,433,964

*	Party-in-interest
**	Cost information is not required for participant-directed investments, and, therefore is not included.